SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (166,194,000,000)	$ (165,383,000,000)
Revenue	75,100,000,000	86,006,000,000
Net income (loss) attributable to:
Non-controlling interests	1,928,000,000	1,212,000,000
Shareholders	1,307,000,000	641,000,000
Net income	3,235,000,000	1,853,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	5,211,000,000	2,960,000,000
Shareholders	1,833,000,000	766,000,000
Other comprehensive income	7,044,000,000	3,726,000,000
BEP
Disclosure of subsidiaries [line items]
Current assets	12,298,000,000	8,835,000,000
Non-current assets	86,403,000,000	85,974,000,000
Current liabilities	(21,698,000,000)	(14,565,000,000)
Non-current liabilities	(42,029,000,000)	(43,788,000,000)
Revenue	6,407,000,000	5,876,000,000
Net income (loss) attributable to:
Non-controlling interests	807,000,000	261,000,000
Shareholders	(95,000,000)	(270,000,000)
Net income	712,000,000	(9,000,000)
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,631,000,000	2,967,000,000
Shareholders	508,000,000	390,000,000
Other comprehensive income	3,139,000,000	3,357,000,000
BIP
Disclosure of subsidiaries [line items]
Current assets	11,978,000,000	9,607,000,000
Non-current assets	116,172,000,000	94,983,000,000
Current liabilities	(15,260,000,000)	(10,903,000,000)
Non-current liabilities	(77,350,000,000)	(63,834,000,000)
Revenue	23,100,000,000	21,039,000,000
Net income (loss) attributable to:
Non-controlling interests	2,340,000,000	1,676,000,000
Shareholders	192,000,000	7,000,000
Net income	2,532,000,000	1,683,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,146,000,000	216,000,000
Shareholders	252,000,000	45,000,000
Other comprehensive income	2,398,000,000	261,000,000
BBU
Disclosure of subsidiaries [line items]
Current assets	15,043,000,000	15,339,000,000
Non-current assets	60,718,000,000	60,135,000,000
Current liabilities	(8,982,000,000)	(12,166,000,000)
Non-current liabilities	(51,468,000,000)	(46,000,000,000)
Revenue	27,457,000,000	40,620,000,000
Net income (loss) attributable to:
Non-controlling interests	443,000,000	808,000,000
Shareholders	(56,000,000)	87,000,000
Net income	387,000,000	895,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	641,000,000	(779,000,000)
Shareholders	192,000,000	(153,000,000)
Other comprehensive income	833,000,000	(932,000,000)
BPG [Member]
Disclosure of subsidiaries [line items]
Current assets	14,373,000,000	14,675,000,000
Non-current assets	127,091,000,000	139,569,000,000
Current liabilities	(22,396,000,000)	(30,034,000,000)
Non-current liabilities	(61,055,000,000)	(67,992,000,000)
Revenue	12,026,000,000	14,600,000,000
Net income (loss) attributable to:
Non-controlling interests	(49,000,000)	(860,000,000)
Shareholders	(629,000,000)	(1,053,000,000)
Net income	(678,000,000)	(1,913,000,000)
Other comprehensive income (loss) attributable to:
Non-controlling interests	103,000,000	(166,000,000)
Shareholders	555,000,000	(439,000,000)
Other comprehensive income	658,000,000	(605,000,000)
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Current assets	4,360,000,000	2,520,000,000
Non-current assets	9,989,000,000	9,402,000,000
Current liabilities	(2,414,000,000)	(1,935,000,000)
Non-current liabilities	(4,002,000,000)	(1,576,000,000)
Revenue	4,497,000,000	3,798,000,000
Net income (loss) attributable to:
Non-controlling interests	677,000,000	486,000,000
Shareholders	1,605,000,000	1,343,000,000
Net income	2,282,000,000	1,829,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	10,000,000	(2,000,000)
Shareholders	26,000,000	(4,000,000)
Other comprehensive income	36,000,000	(6,000,000)
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(118,308,000,000)	(119,406,000,000)
Net income (loss) attributable to:
Non-controlling interests	1,928,000,000	1,212,000,000
Other comprehensive income (loss) attributable to:
Non-controlling interests	5,211,000,000	2,960,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(31,010,000,000)	(32,635,000,000)
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(33,229,000,000)	(27,651,000,000)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(13,421,000,000)	(15,429,000,000)
Non-controlling interests | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(26,288,000,000)	(25,725,000,000)
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,355,000,000)	(2,269,000,000)
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(3,964,000,000)	(3,821,000,000)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,311,000,000)	(2,202,000,000)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(1,890,000,000)	(1,879,000,000)
Equity attributable to Brookfield | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(31,725,000,000)	(30,493,000,000)
Equity attributable to Brookfield | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (5,578,000,000)	$ (6,142,000,000)